Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties [Abstract]
Schedule of balances and related party transactions
	Assets balance				Liabilities balance
	Clients		Other assets		Suppliers		Other liabilities
	2022	2021	2022	2021	2022	2021	2022	2021
Controlling shareholder

Wilkes Participações S.A. (i)	-	-	-	-	-	-	2	2
Euris (ii)	-	-	-	-	-	-	1	1
Casino Guichard Perrachon (iii)	-	13	-	-	-	-	21	-
	-	13	-	-	-	-	24	3
Other related parties

GPA (iv)	24	18	234	100	8	8	237	365

Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (vi)	49	24	18	14	25	14	-	-
	73	42	252	114	33	22	237	365
Total	73	55	252	114	33	22	261	368

Current	73	55	-	-	33	22	201	368
Non-current	-	-	252	114	-	-	60	-

Schedule of related party transactions
	Transactions
	Purchases			Revenue (Expenses)
	2022	2021	2020	2022	2021	2020
Controlling shareholder

Wilkes Participações S.A. (i)	-	-	-	(8)	(6)	-
Euris (ii)	-	-	-	(3)	(1)	-
Casino Guichard Perrachon (iii)	-	-	-	(60)	(35)	(19)
	-	-	-	(71)	(42)	(19)
Other related parties

GPA (iv)	-	-	-	(310)	(137)	(183)
Compre Bem	-	-	1	-	(1)	3
Greenyellow (v)	-	-	-	(33)	(26)	(47)
Puntos Colombia	-	-	-	-	-	(114)
Tuya	-	-	-	-	-	24
Others	-	-	-	-	-	(2)

Joint venture

Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (vi)	-	-	-	25	15	-
	-	-	1	(318)	(149)	(319)
Total	-	-	1	(389)	(191)	(338)

Schedule of statement of profit or loss
	Base salary (i)			Variable compensation (i)			Stock option plan			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Board of director	31,971	25,533	-	-	-	-	7,103	7,111	-	39,074	32,644	-
Directors and executive officers	56,241	20,241	12,963	26,310	14,485	7,027	19,785	7,632	4,877	102,337	42,358	24,867
Fiscal council	584	331	-	-	-	-	-	-	-	584	331	-
	88,796	46,105	12,963	26,310	14,485	7,027	26,888	14,743	4,877	141,995	75,333	24,867